TAXES ON INCOME	12 Months Ended
Dec. 31, 2015
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 14:-	TAXES ON INCOME

a.	Tax laws applicable to the Group companies:

Income Tax (Inflationary Adjustments) Law, 1985:

According to the law, until 2007, the results for tax purposes were adjusted for the changes in the Israeli CPI.

In February 2008, the "Knesset" (Israeli parliament) passed an amendment to the Income Tax (Inflationary Adjustments) Law, 1985, which limits the scope of the law starting 2008 and thereafter. Since 2008, the results for tax purposes are measured in nominal values, excluding certain adjustments for changes in the Israeli CPI carried out in the period up to December 31, 2007. Adjustments relating to capital gains such as for sale of property (betterment) and securities continue to apply until disposal. Since 2008, the amendment to the law includes, among others, the cancellation of the inflationary additions and deductions and the additional deduction for depreciation (in respect of depreciable assets purchased after the 2007 tax year).

The Law for the Encouragement of Capital Investments, 1959:

According to the Law, the companies are entitled to various tax benefits by virtue of the "approved enterprise" and/or "beneficiary enterprise" status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

Tax benefits and reduced tax rates:

On August 13, 2002, a program of the Company was granted the status of an "Approved Enterprise". The Company elected to enjoy the "alternative benefits" track - waiver of grants in return for tax exemption - and, accordingly, the Company's income from this program is tax-exempt for a period of two years and is subject to a reduced tax rate of 10%-25% for a period of five to eight years (depending upon the percentage of foreign ownership of the Company). The benefit period for this program began in 2003 and terminated in 2012.

In respect of programs approved prior to the enactment of Amendment No. 60 to the Law, the benefit period starts with the first year the approved enterprise earns taxable income, provided that 12 years have not passed since the enterprise began operating and 14 years have not passed since the approval was granted.

Following the enactment of Amendment No. 60 to the Law, subsequent to April 1, 2005, companies under the tax benefits track are no longer required to obtain a letter of approval from the Investment Center but rather must make a notification of the year of election for the beneficiary enterprise status and are required, among others, to make a minimum qualifying investment. This condition requires an investment in the acquisition of productive assets such as machinery and equipment, which must be carried out within three years. The minimum qualifying investment required for setting up a "new plant" is NIS 300 thousand, linked to the Israeli CPI in accordance with the guidelines of the Israeli tax authorities.

The income qualifying for tax benefits under the tax benefits track is the taxable income of a company that has met certain conditions as determined by the Law ("a beneficiary company"), and which is derived from an industrial enterprise or a hotel. The Law specifies the types of qualifying income that is entitled to tax benefits under the tax benefits track both in respect of an industrial enterprise and of a hotel, whereby income from an industrial enterprise includes, among others, revenues from the production and development of software products and revenues from industrial research and development activities performed for a foreign resident (and approved by the Head of the Administration of Industrial Research and Development).

In respect of plant expansions executed following Amendment No. 60 to the Law, the benefit period starts at the later of the year elected and the first year the Company earns taxable income provided that 12 years have not passed since the beginning of the year of election.

If a dividend is distributed out of tax exempt profits, as above, the Company will become liable for tax at the rate applicable to its profits from the approved enterprise / beneficiary enterprise in the year in which the income was earned, as if it was not under the tax benefits track. The Company's policy is not to distribute such a dividend.

In March, 2007, the Company received a pre-ruling from the Israeli Tax Authority for its request for a Beneficiary Enterprise, regarding eligibility for benefits under the Amendment. The Company's income from this program is tax-exempt for a period of two years and is subject to a reduced tax rate of 10%-25% for a period of five to eight years (depending upon the percentage of foreign ownership of the Company). The Company has not yet obtained any tax benefits from this program.

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 68):

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011 ("the Amendment"), which prescribes, among others, amendments in the Law for the Encouragement of Capital Investments, 1959 ("the Law"). The Amendment became effective as of January 1, 2011. According to the Amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income under its status as a privileged company with a preferred enterprise. Commencing from the 2011 tax year, the Company can elect (without possibility of reversal) to apply the Amendment in a certain tax year and from that year and thereafter, it will be subject to the amended tax rates. The tax rates under the Amendment are: 2011 and 2012 - 15% (in development area A - 10%) and in 2013 - 12.5% (in development area A - 7%).

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 71):

On August 5, 2013, the "Knesset" issued the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 which consists of Amendment 71 to the Law for the Encouragement of Capital Investments ("the Amendment"). According to the Amendment, the tax rate on preferred income form a preferred enterprise in 2014 and thereafter will be 16% (in development area A - 9%).

The Amendment also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise's earnings as above will be subject to tax at a rate of 20%.

The Company has evaluated the effect of the adoption of the Amendment on its financial statements, and as of the date of the approval of the financial statements, the Company believes that it will not apply the Amendment. The Company's may change its position in the future.

The Company's Israeli subsidiary applied the Amendment effective from the 2011 tax year.

Accelerated depreciation:

By virtue of the Law, the Company is eligible for deduction of accelerated depreciation on equipment used by the approved enterprise / beneficiary enterprise from the first year of the asset's operation.

The Law for the Encouragement of Industry (Taxation), 1969:

The Company has the status of an "industrial company", as defined by this law. According to this status and by virtue of regulations published thereunder, the Company is entitled to claim a deduction of accelerated depreciation on equipment used in industrial activities, as determined in the regulations issued under the Inflationary Law. The Company is also entitled to amortize a patent or rights to use a patent or intellectual property that are used in the enterprise's development or advancement, to deduct issuance expenses for shares listed for trading, and to file consolidated financial statements under certain conditions.

b.	Tax rates applicable to the Group:

1.	The Israeli regular corporate tax rate for Israeli companies was 26.5% in 2015 and 2014 and 25% in 2013.

On August, 2013, the "Knesset" issued the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 ("the Budget Law"), which consists, among others, of fiscal changes whose main aim is to enhance the collection of taxes in those years.

These changes include, among others, increasing the corporate tax rate from 25% to 26.5%, cancelling the reduction in the tax rates applicable to privileged enterprises (9% in development area A and 16% elsewhere) and, in certain cases, increasing the rate of dividend withholding tax within the scope of the Law for the Encouragement of Capital Investments to 20% effective from January 1, 2014.

2.	The tax rates of the Company's non-Israeli subsidiaries range between 16%-40%.

c.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of domicile.

Israeli income taxes and foreign withholding taxes were not provided for undistributed earnings of the Company's foreign subsidiaries. The Company's board of directors has determined that the Company will not distribute any amounts of its undistributed earnings as dividends. The Company intends to reinvest these earnings indefinitely in its foreign subsidiaries. Accordingly, no deferred income taxes have been provided. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

d.	Tax assessments:

Final tax assessments:

The Company received final tax assessments through the 2009 tax year. The Israeli subsidiary received final tax assessments through the 2012 tax year. The subsidiary in Latin America received final tax assessments for 2010 and 2011 tax years.

The remaining subsidiaries have not received final tax assessments since their incorporation, however, the assessments of these subsidiaries are deemed final through the range between 2006-2010 tax years.

e.	Reconciliation between the theoretical tax expense, assuming all income is taxed at the Israeli statutory rate, and the actual tax expense, is as follows:

	Year ended December 31,
	2013	2014	2015

Income (loss) before taxes as reported in the statements of operations	$(4,460)	$3,402	$5,031

Tax rate	25%	26.5%	26.5%

Theoretical tax (tax benefit)	$(1,115)	$902	$1,333

Increase (decrease) in taxes:

Non-deductible items	119	746	211
Losses and other items for which a valuation allowance was provided	1,494	939	579
Adjustment of deferred tax balances following a changes in tax rates	(266)	-	-
Realization of carryforward tax losses for which valuation allowance was provided	-	(2,382)	(587)
Changes in valuation allowance	-	(1,034)	(567)
Tax rate differences in subsidiaries	(1)	571	276
Provision for uncertain tax positions	(55)	55	147
Taxes in respect of prior years	(3)	-	7
Tax withheld against which valuation allowance was provided this year	266	391	671
Investment tax credit	(236)	(160)	(158)
Other	(134)	54	11

Taxes on income in the statements of operations	$69	$82	$1,923

f.	Taxes on income (tax benefit) included in the statements of operations:

	Year ended December 31,
	2013	2014	2015

Current	$213	$1,024	$1,979
Deferred	(144)	(942)	(56)

	$69	$82	$1,923

Domestic	$49	$295	$966
Foreign	20	(213)	957

	$69	$82	$1,923

g.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2014	2015
Deferred tax assets:
Operating loss carry forwards	$4,837	$6,178
Reserves and tax allowances	4,535	2,646

Total deferred taxes before valuation allowance	9,372	8,824
Valuation allowance	(7,621)	(7,276)

Net deferred tax assets	1,751	1,548

Deferred tax liabilities:
Intangible assets	856	666

Net deferred tax assets	$895	$882

Foreign	$739	$882

Domestic	$156	$-

h.	The domestic and foreign components of income (loss) before taxes are as follows:

	Year ended December 31,
	2013	2014	2015

Domestic	$(2,313)	$(923)	$(1,484)
Foreign	(2,147)	4,325	6,515

	$(4,460)	$3,402	$5,031

i.	Net operating carry forward tax losses:

The Company has estimated total available carry forward tax losses of $ 7,630 to offset against future taxable income. As of December 31, 2015, the Company recorded a full valuation allowance on these carry forward tax losses due to the uncertainty of their future realization. There is no time limitation for the realization of such tax losses.

The Parent Company's subsidiaries have estimated total available carry forward tax losses of $ 14,223, which may be used to offset against future taxable income, for periods ranging between 1 to 20 years. As of December 31, 2015, the Parent Company recorded a partial valuation allowance for its subsidiaries' carry forward tax losses due to the uncertainty of their future realization.

Utilization of U.S. net operating losses may be subject to a substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

j.	Uncertain tax positions:

As of December 31, 2014 and 2015 balances in respect to ASC 740, "Income Taxes" amounted to $ 758 and $ 893, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax positions is as follows:

	December 31,
	2014	2015

Balance at the beginning of the year	$706	$758

Additions based on tax positions taken during a prior period	9	-
Additions based on tax positions taken related to the current year	114	293
Reductions related to settlement of tax matters and limitation	(68)	(146)
Foreign currency translation adjustments	(3)	(12)

Balance at the end of the year	$758	$893